Property, Plant and Equipment	6 Months Ended
Jun. 30, 2022
Disclosure Of Property Plant And Equipment Text Block [Abstract]
Property, plant and equipment

8. Property, plant and equipment

During the six months ended June 30, 2022, the Group acquired property, plant and equipment with a cost of £80.7 million (six months ended June 30, 2021: £51.0 million). In addition, the Group recognized property, plant and equipment on acquisition of subsidiaries with a cost of £7.3 million (six months ended June 30, 2021: £56.1 million). Details of property, plant and equipment recognized on acquisition of subsidiaries are set out in Note 6.

The Group completed sale and leaseback transactions during the period resulting in freehold property with a carrying value of £13.5 million being derecognized from property, plant and equipment (six months ended June 30, 2021: £nil). A loss on rights transferred of £1.9 million (six months ended June 30, 2021: £nil) is recognized in the statement of profit or loss within administrative expenses.